Summary of Significant Accounting Policies - Earnings and Losses Shared Pro Rata between Two Classes of Ordinary Shares (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Basic and diluted net loss per ordinary share:
Allocation of net income	$ 28,331,159	$ 0	$ (8,494)	$ (33,316,784)
Class A Ordinary Shares
Basic and diluted net loss per ordinary share:
Allocation of net income	$ 22,664,927			$ (26,653,427)
Weighted average ordinary shares outstanding:	45,000,000	0		10,327,869
Basic and diluted net income per ordinary share	$ 0.50	$ 0		$ (2.58)
Class F Ordinary Shares
Basic and diluted net loss per ordinary share:
Allocation of net income	$ 5,666,232			$ (6,663,357)
Weighted average ordinary shares outstanding:	11,250,000	20,000,000	16,321,839	18,050,376
Basic and diluted net income per ordinary share	$ 0.50	$ 0	$ 0.00	$ (0.37)